Note 03 - Assets and liabilities disposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets and liabilities disposed
Cash and cash equivalents	€ 0	€ 7	€ 1,126
All remaining assets	0	105	659
Total assets disposed	0	113	1,785
Total liabilities disposed	€ 0	€ 213	€ 1,676